Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

July 31, 2019

Dates Covered
Collections Period	07/01/19 - 07/31/19
Interest Accrual Period	07/15/19 - 08/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/19	565,903,736.97	31,928
Yield Supplement Overcollateralization Amount 06/30/19	26,450,465.26	0
Receivables Balance 06/30/19	592,354,202.23	31,928
Principal Payments	23,455,440.27	797
Defaulted Receivables	872,916.16	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/19	24,944,464.98	0
Pool Balance at 07/31/19	543,081,380.82	31,088

Pool Statistics	$ Amount	# of Accounts
Pool Factor	52.61%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,745,645.03	234
Past Due 61-90 days	1,470,741.57	64
Past Due 91-120 days	285,683.40	15
Past Due 121+ days	0.00	0
Total	6,502,070.00	313

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.14%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	625,278.99
Aggregate Net Losses/(Gains) - July 2019	247,637.17
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.50%
Prior Net Losses Ratio	0.59%
Second Prior Net Losses Ratio	0.45%
Third Prior Net Losses Ratio	0.62%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.63%

Overcollateralization Target Amount	14,391,656.59
Actual Overcollateralization	14,391,656.59
Weighted Average APR	3.10%
Weighted Average APR, Yield Adjusted	5.46%
Weighted Average Remaining Term	47.49

Flow of Funds	$ Amount

Collections	25,635,799.34
Investment Earnings on Cash Accounts	11,193.59
Servicing Fee	(493,628.50)
Transfer to Collection Account	0.00
Available Funds	25,153,364.43

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,074,825.63
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	7,825,907.12
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	14,391,656.59
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,787,328.26

Total Distributions of Available Funds	25,153,364.43

Servicing Fee	493,628.50
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 07/15/19	550,907,287.94
Principal Paid	22,217,563.71
Note Balance @ 08/15/19	528,689,724.23

Class A-1
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-2
Note Balance @ 07/15/19	97,227,287.94
Principal Paid	22,217,563.71
Note Balance @ 08/15/19	75,009,724.23
Note Factor @ 08/15/19	22.0616836%

Class A-3
Note Balance @ 07/15/19	340,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	340,000,000.00
Note Factor @ 08/15/19	100.0000000%

Class A-4
Note Balance @ 07/15/19	83,100,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	83,100,000.00
Note Factor @ 08/15/19	100.0000000%

Class B
Note Balance @ 07/15/19	30,580,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	30,580,000.00
Note Factor @ 08/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,148,472.46
Total Principal Paid	22,217,563.71
Total Paid	23,366,036.17

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	177,439.80
Principal Paid	22,217,563.71
Total Paid to A-2 Holders	22,395,003.51

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.1465463
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.1803008
Total Distribution Amount	23.3268471

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.5218818
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	65.3457756
Total A-2 Distribution Amount	65.8676574

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	352.24
Noteholders' Principal Distributable Amount	647.76

Account Balances	$ Amount

Reserve Account
Balance as of 07/15/19	2,548,816.60
Investment Earnings	5,003.91
Investment Earnings Paid	(5,003.91)
Deposit/(Withdrawal)	-
Balance as of 08/15/19	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60